Parent Only Information	12 Months Ended
Dec. 31, 2025
Parent Only Information [Abstract]
Parent Only Information

18. Parent Only Information

SAI.TECH Global Corporation (the “Parent Company”) was incorporated on January 26, 2021, and have become parent company of the Company since the completion of the Business Combination on April 29, 2022. Following the closing of the Business Combination, SAITECH Limited became a wholly owned subsidiary of TradeUP Global Corporation (“TradeUP”), which subsequently renamed to “SAI.TECH Global Corporation”. The transaction is accounted for as a recapitalization, SAITECH Limited is determined as the predecessor and the historical financial statements of SAITECH Limited became the Company’s historical financial statements, and SAITECH Limited’s financial statements are determined as the Company’s Parent Company financial statements. See Note 1a – “Reverse recapitalization” for more information. On August 30, SAI.TECH Global Corporation changed its name to SAIHEAT LIMITED.

The following disclosures presented the financial positions of the Parent Company as of December 31, 2024 and 2025, and results of operations and cash flows for the years ended December 31, 2025, 2024 and 2023, as if the current corporate structure has been in existence throughout the periods presented.

The audited condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements.

Condensed Balance Sheets
(In thousands, except for share and per share data, or otherwise stated)

	As of December 31, 2024	As of December 31, 2025
	US$	US$
Assets
Cash	313	85
Amounts due from related parties	23,790	21,799
Long-term investment	50	50
Crypto Assets	403	792
Total Assets	24,556	22,726
Liabilities
Accounts payable	72	—
Accrued payroll	22	29
Operating lease liabilities-current	1	1
Investments in subsidiaries	10,095	15,297
Total Liabilities	10,190	15,327
Equity:
Class A Common Shares, $0.0015 par value; 22,024,624 shares authorized, 1,190,317 and 1,110,907 shares issued and outstanding in December 31, 2025 and December 31, 2024.	1	2
Class B Ordinary shares ($0.0015 par value; 642,043 shares authorized and outstanding on December 31, 2025 and December 31, 2024)	1	1
Additional paid-in capital	52,137	52,192
accumulated deficit	(37,231)	(44,283)
Accumulated other comprehensive loss	(542)	(513)
Total equity	14,366	7,399
Total Liabilities and Equity	24,556	22,726

Condensed Statements of Operations
(In thousands, except otherwise stated)

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Revenue	1,497	1,015	382
Cost of revenue	(1,134)	(919)	(431)
General and administrative expenses	(1,583)	(1,025)	(1,329)
Sales and marketing expenses	(63)	(34)	(41)
Other expense, net	31	13	178
Share of loss from subsidiaries	(4,868)	(4,936)	(5,213)
Net loss	(6,120)	(5,886)	(6,454)

Condensed Statements of Cash Flows
(In thousands, except otherwise stated)

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Cash flows used in operating activities	(2,150)	461	(2,219)
Investment in subsidiaries	—	—	—
Collection of due from/(increase in due from) subsidiaries	(6,782)	(601)	1,991
Cash flows (used in) provide by investing activities	(6,782)	(601)	1,991
Reverse Recapitalization	9	—	—
Cash flows from financing activities	9	—	—
Effect of exchange rate changes	—	—	—
Net change in cash and cash equivalents	(8,923)	(140)	(228)
Cash and cash equivalents at beginning of the period	9,376	453	313
Cash and cash equivalents at end of the period	453	313	85